Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Contract Liabilities [Abstract]
Schedule of Details of Contract Liabilities

Details of contract liabilities are as follows:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Advances received from customers
License and collaboration revenue
- JSC service	330,085	324,059
Current	55,014	46,294
Non-current	275,071	277,765

Summary of Movements in Contract Liabilities

The movements in contract liabilities during the year are as follows:

US$’000
At January 1, 2020	324,059
Advance received/due for payment	75,000
Transferred to revenue	(75,676)
Exchange realignment	6,702
At December 31, 2020	330,085
At January 1, 2019	297,593
Advance received/due for payment	85,217
Transferred to revenue	(57,261)
Exchange realignment	(1,490)
At December 31, 2019	324,059